Net fees and commission income - Summary of net fees and commission income (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income (expense) [abstract]
Operating lease fees	₩ 0	₩ 0